COMMON STOCK - Schedule of Reserved Shares for Future Issuance under ESPP (Details) - Employee Stock Purchase Plan [Member] - shares shares in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Stock Options
Shares available for issuance at beginning of period (in shares)	4,400	34,400	53,900
Shares issued during the period (in shares)	0	(30,000)	(19,500)
Shares available for issuance at end of period (in shares)	4,400	4,400	34,400